Capital Risk	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Capital risk

Overview
Capital risk is the risk that we do not have an adequate amount or quality of capital to meet our business objectives, regulatory requirements and market expectations.
In this section, we set out how we are regulated. We explain how we manage capital on a standalone basis as a subsidiary in the Banco Santander group. We then analyse our capital resources and key capital ratios including our leverage and RWAs.
Key metrics CET1 capital ratio of 15.2% (2022: 15.2%) Total qualifying regulatory capital of £14.8bn (2022: £14.5bn) UK leverage ratio (T1 capital) of 5.1% (2022: 5.2%)
THE SCOPE OF OUR CAPITAL ADEQUACY
Regulatory supervision
For capital purposes, we are subject to prudential supervision by the PRA, as a UK banking group, and by the European Central Bank (ECB) as part of the Banco
Santander group. The ECB supervises Banco Santander as part of the Single Supervisory Mechanism (SSM). Although we are part of the Banco Santander group, we do not have a guarantee from Banco Santander SA and we operate as a standalone subsidiary. As we are part of the UK sub-group regulated by the
PRA, we have to meet the PRA capital requirements on a standalone basis. We also have to show the PRA that we can withstand capital stress tests without the support of our parent. Reinforcing our corporate governance framework, the PRA exercises oversight through its rules and regulations on the Board and senior management appointments.
Santander UK Group Holdings plc is the holding company of Santander UK plc and is the head of the Santander UK group for regulatory capital and leverage purposes. Santander UK plc is the head of the ring-fenced bank sub-group and is subject to regulatory capital and leverage rules in relation to that sub-group. Our basis of consolidation for our capital disclosures is substantially the same as for our Consolidated Financial Statements.
CAPITAL RISK MANAGEMENT
The Board is responsible for capital management strategy and policy and ensuring that we monitor and control our capital within regulatory and internal limits. We manage our funding and maintain capital adequacy on a standalone basis. We operate within the capital risk framework and appetite approved by our Board. This reflects the environment we operate in, our strategy for each material risk and the potential impact of adverse scenarios or stresses on our capital.
Management of capital requirements (audited)
Our capital risk appetite aims to maintain capital levels appropriate to the level of stress applied, and the expected regulatory response. In:
–An adverse economic stress, which we expect once in 20 years, the firm should remain profitable and exceed all regulatory capital minimums at all times.
–A very severe economic stress, which we expect once in 100 years, and which has been designed to test any specific weaknesses of a firm’s business model, the firm should meet all regulatory capital minimums at all times. This is subject to using regulatory buffers designed to absorb losses in such a stress.
Management of capital resources (audited)
We use a mix of regulatory and EC ratios and limits, internal buffers and restrictions to manage our capital resources. We also take account of the costs of differing capital instruments and capital management techniques. We also use these to shape the best structure for our capital needs. We decide how to allocate our capital resources as part of our strategic planning process. We base this in part on the relative returns on capital using both EC and regulatory capital measures. We plan for severe stresses and we set out what action we would take if an extremely severe stress threatened our viability and solvency. This could include not paying dividends, selling assets, reducing our business and issuing more capital.
Risk measurement
We apply Banco Santander’s approach to capital measurement and risk management for CRD IV. Santander UK Group Holdings plc is classified as a significant subsidiary of Banco Santander SA. For more on the CRD IV risk measurement of our exposures, see Banco Santander’s Pillar 3 report.
Key metrics
The main metrics we use to measure capital risk are CET1 capital ratio, and total capital ratio and UK leverage ratio. We continue to be in excess of overall capital requirements, minimum leverage requirements and minimum requirements for own funds and eligible liabilities (MREL).
Stress testing
Each year we create a capital plan, as part of our ICAAP. We share our ICAAP with the PRA. The PRA then tells us how much capital (Pillar 2A), and of what quality, it thinks we should hold on top of our Pillar 1 requirements and buffer levels. We also develop a series of economic scenarios to stress test our capital needs and confirm that we have enough regulatory capital to meet our projected and stressed capital needs and to meet our obligations as they fall due.
In 2022, we developed a Climate Internal Scenario Analysis (CISA) to help understand better the potential impact of climate change on our business portfolios and balance sheet. Since then, we have invested in a strategic solution to deliver capability to run long-term horizon multi-scenario assessments which will inform future strategic decisions and enhance risk management capabilities (CISA Development). The model capability will support in exploring scenarios which would reflect a range of climate outcomes, covering shorter and longer-term (30-year) horizons and reflect physical and transition risks. The CISA outputs will form the basis of our future ICAAP exercises for climate risk and will help us prioritise our actions for the next five years.
We augment our regulatory minimum capital with internal buffers. We hold buffers to ensure we have enough time to take action against unexpected changes.
Risk mitigation
We designed our capital risk framework, policies and procedures to ensure that we operate within our Risk Appetite. We manage capital transferability between our subsidiaries in line with our business strategy, our risk and capital management policies, UK laws and regulations. There are no legal restrictions on us moving capital resources promptly, or repaying liabilities, between the Company and its subsidiaries except for distributions between Santander UK entities in the ring-
fenced bank sub-group and Santander UK entities that are not members of the ring-fenced bank sub-group, where the PRA is required to assess the impact of proposed distribution prior to payment. For details on our Recovery framework in the event of a capital stress, see 'risk mitigation' in the ‘Liquidity risk’ section.
At 31 December 2023, Santander UK Group Holdings plc, Santander Financial Services plc and Santander Equity Investments Limited were party to a capital support deed entered into on 17 December 2021 and effective from 1 January 2022 (the Non-RFB Sub-Group Capital Support Deed). These parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 31 December 2024. Exposures of Santander
Financial Services plc, the regulated entity, to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the Non-RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated parties to the regulated party in the event that the regulated party breached or was at risk of breaching its capital resources or risk concentrations requirements.
Risk monitoring and reporting
We monitor and report regularly against our capital plan. We do this to identify any change in our business performance that might affect our capital. Each month, we also review the economic assumptions we use to create and stress test our capital plan. We do this to identify any potential reduction in our capital.
CAPITAL RISK REVIEWMeeting evolving capital requirements
We target a CET1 management buffer of sufficient size to absorb volatility in CET1 deductions, capital supply and capital demand whilst remaining above the current and expected future regulatory CET1 requirement. Distribution restrictions would be expected to be applied if we were unable to meet both our minimum requirement, which consists of the Pillar 1 minimum plus Pillar 2A, the CRD IV buffers consisting of the Capital Conservation Buffer (CCB), the Countercyclical
Capital Buffer (CCyB), and the Other Systemically Important Institutions Buffer (O-SII) at the level of the RFB group.
Impact of IFRS 9 on regulatory capital
Our ECL methodology takes account of forward-looking data and covers a range of possible economic outcomes, and so provision movements may result in increased pro-cyclicality of risk-based capital and leverage ratios. However, the impact is currently mitigated by our surplus of IRB model regulatory expected losses over provisions for exposures using the IRB approach. For such exposures (which include residential mortgages) the adverse impact on CET1 capital of provision increases from reserve movements is offset by the related reduction of the negative CET1 capital adjustment for regulatory expected loss amounts. Also, the UK CRR transitional rules for the capital impact of IFRS 9 mean that adverse CET1 effects from increases in ECL-based provisions from the level of such provisions at 1 January 2018 are partly reduced until the end of 2024.
We reflect projections of ECL provisions in our capital position forecasting under base case and stress scenarios for ICAAP and capital management purposes.
We also consider the dynamics of ECL in how we assess and manage capital risk. A period of economic instability, such as that seen in early 2020 due to the impacts of the Covid-19 pandemic, could significantly impact our results and our financial assets. It could also impact the amount of capital we have to hold. We take into account the volatility of ECL in our capital planning strategy.
Bank of England stress testing
The results of the latest Bank of England stress test were released on 12 July 2023. As a result of the exercise, the Bank of England did not require Santander UK to undertake any actions. Before management actions, the CET1 capital ratio low-point of 11.3% is well above the hurdle rate of 8.1%. Additionally, the UK leverage ratio low-point of 4.1% without strategic management actions and 4.5% with strategic management actions is above the hurdle rate of 3.5%. The Bank of
England’s hurdle rate comprises the sum of minimum capital requirements (4.5% of RWA plus Pillar 2A for the CET1 ratio, and 3.25% of leverage exposure for the
UK leverage ratio), applicable systemic buffers, and an adjustment to offset the pro-cyclical impacts of IFRS 9.
Headroom of our CET1 capital ratio to our current MDA trigger level at 31 December 2023
At 31 December 2023, the headroom of our CET1 capital ratio of 15.2% to our 7% AT1 permanent write down (PWD) securities trigger was 8.2% of total RWAs or
£5.7bn (2022: 8.2% of total RWAs or £5.8bn). Higher profit and a reduction in RWA exposure was partially offset by the dividends paid in 2023.
The headroom of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2023 was:

Minimum
%
Pillar 1	4.5
Pillar 2A(1)	2.3
Capital conservation buffer	2.5
Countercyclical capital buffer	2.0
Current MDA trigger	11.3
Headroom	3.9
CET1 capital ratio	15.2
(1)  Santander UK's Pillar 2A regulatory requirement reduced by 1.6pp at 31 December 2023, This results in c.£2bn lower MREL requirements in 2024. Pillar 2A guidance is a point in time assessment.
Significant headroom to minimum capital requirements and MDA
We remain very strongly capitalised with significant headroom to minimum requirements and MDA trigger. The UK leverage ratio of 5.1% remained broadly stable and is well above regulatory requirements.
Key capital ratios

	Santander UK Group Holdings plc
	2023	2022
	%	%
CET1 capital ratio	15.2	15.2
AT1	3.2	3.1
Tier 2	3.0	2.1
Total capital ratio	21.4	20.4
Total capital ratio increased to 21.4% (2022: 20.4%) as a result of higher total qualifying capital, lower RWA and Tier 2 issuances. The total subordination available to Santander UK plc senior unsecured bondholders was 21.5% (2022 :20.4%) of RWAs.
Return on assets - profit after tax divided by average total assets was 0.55% (2022: 0.48%).
Summarised change in CET1 capital ratio

	Change	CET1 Capital ratio
	pp	%
1 January 2023		15.2
Profit	+2.2pp
Dividends on ordinary shares	-1.1pp
AT1 coupons	-0.2pp
Special dividend	-1.0pp
Pension	-0.3pp
Expected loss less provisions	-0.1pp
RWA growth and other	+0.5pp
31 December 2023		15.2
2023 compared to 2022
The CET1 capital ratio remained stable at 15.2%. Higher profit and a reduction in RWA exposure was partially offset by the dividends paid in 2023.
Regulatory capital resources (audited)
This table shows our qualifying regulatory capital:

	2023	2022
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,047	6,563
– Accumulated other reserves and non-controlling interests	(337)	(1,108)
CET1 capital before regulatory adjustments	12,770	12,515
CET1 regulatory adjustments:
– Additional value adjustments (unaudited)	(15)	(18)
– Goodwill (net of tax)	(1,129)	(1,133)
– Other intangibles	(349)	(351)
– Fair value reserves related to gains or losses on cash flow hedges (1)	335	1,116
– Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(595)	(517)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(14)	(27)
– Defined benefit pension fund assets	(520)	(755)
– NPE Backstop	0	(4)
– Dividend accrual	(3)	(3)
– IFRS 9 Transitional Adjustment (unaudited)	44	20
CET1 capital	10,524	10,843
AT1 capital instruments:
– Capital instruments	2,196	2,196
AT1 capital	2,196	2,196
Tier 1 capital	12,720	13,039
Tier 2 capital instruments:
– Capital instruments	2,193	2,111
– Amount of qualifying items subject to phase out from Tier 2	193	207
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(331)	(857)
Tier 2 capital	2,055	1,461
Total regulatory capital	14,775	14,500
(1) From H223, amount includes £1.3m for cashflow hedge reserves FVOCI.
2023 compared to 2022
We paid £1.5bn interim dividends (2022: £1.0bn), £750m (2022: £300m) of which was a special dividend.
Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2023	10,843	2,196	1,461	14,500
–Retained earnings	(516)	—	—	(516)
–Other reserves and non-controlling interests(1)	770	—	—	770
–Additional value adjustments (unaudited)	3	—	—	3
–Goodwill (net of tax)	4	—	—	4
–Other intangibles	2	—	—	2
–Fair value reserves related to gains and losses on cash flow hedges(1)	(780)	—	—	(780)
–Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(78)	—	—	(78)
–Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	13	—	—	13
–Defined benefit pension fund assets	235	—	—	235
–NPE Backstop	4	—	—	4
–Capital instruments	—	—	82	82
–IFRS 9 Transitional Adjustment (unaudited)	24	—	—	24
–Amount of qualifying items subject to phase out from Tier 2	—	—	(14)	(14)
- Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation	—	—	526	526
At 31 December 2023	10,524	2,196	2,055	14,775
(1) From H223, amount includes £1.3m for cashflow hedge reserves FVOCI.
In line with the position of the Basel Committee views following the outbreak of the Covid-19 pandemic, the UK adopted revised IFRS 9 transitional adjustment rules which apply a higher level of transitional relief to capital following rises in IFRS 9 provisions.
The original transitional adjustments consisted of a Static component, which was impacted on 1 January 2018 and a Dynamic component with changes in provisions for non-impaired assets made after 1 January 2018. A transitional factor was applied to the Dynamic component to determine the level of offset that was available over time (95% in 2018, 85% in 2019, 70% in 2020, 50% in 2021 and 25% in 2022).
The revisions to the transitional adjustment are part of the ‘Quick fix' CRR amendments which have been in force from 27 June 2020. They have involved dividing the original Dynamic component into two parts – creating an ‘old’ component for provision changes from 1 January 2018 to 1 January 2020, and then a new
Dynamic component for provision changes from 1 January 2020 and applying a revised higher transitional factor to this latter component, with an extended transitional period lasting until the end of 2024.
CET1, AT1 and Tier 2 regulatory adjustments
These are adjustments required by CRD IV.
AT1 capital
The £750m Fixed Rate Reset Perpetual AT1 Capital Securities (net of issuance costs), the £800m Perpetual Capital Securities and the £500m Perpetual Capital
Securities we have issued since 2017 fully meet the CRD IV AT1 capital rules.
Tier 2 capital
These are fully CRD IV eligible Tier 2 instruments under CRD IV.
The adjustments are:
– Derivatives netting and potential future exposure: where a qualifying netting agreement is in place netting is allowed for leverage purposes. This is partially offset by including the Potential Future Exposure (PFE) we use to calculate EADs
– Securities financing current exposure add-on: we include an add-on for securities financing transactions to show current exposure for leverage purposes
– Removal of IFRS netting: where netting of assets and liabilities is allowed under IFRS, but not under the Basel rules, we remove it for leverage purposes
– Removal of qualifying central banks claims: permitted under PRA Rulebook, but under CRD IV rules the exposure measure does not allow the removal of qualifying central bank deposits or claims
– Commitments calculated in accordance with Basel Committee Leverage Framework: we add the gross value of off-balance sheet commitments for leverage purposes after we apply regulatory credit conversion factors
– CET1 regulatory adjustments: where we have deducted assets from CET1, they can be deducted for leverage purposes.
MREL recapitalisation
At 2023, we had outstanding £11.8bn of MREL compliant senior unsecured bonds.
Our forward-looking MREL recapitalisation plan assumes the Pillar 2A requirement remains at 4.13% and is calculated using RWA, leverage exposures and exchange rates at 31 December 2023. Based on this set of assumptions, our MREL requirements are driven by our RWAs. Santander UK’s indicative MREL requirements including combined buffer requirements are currently circa £21bn from 31 December 2022.
In addition to meeting our minimum requirement, we intend to have an MREL recapitalisation management buffer in excess of the value of Santander UK Group
Holdings plc senior unsecured securities that are due to become MREL ineligible over the following six months, plus a buffer for foreign exchange movements.
Risk-weighted assets
The tables below are consistent with our regulatory filings for 31 December 2023 and 31 December 2022.

	2023	2022
RWAs by risk	£bn	£bn
Credit risk	60.2	63.0
Counterparty risk	0.7	0.7
Market risk	0.4	0.3
Operational risk	7.8	7.2
	69.1	71.2

	2023	2022
RWAs by segment	£bn	£bn
Retail and Business Banking	43.2	44.6
– Mortgages	32.8	35.0
– Everyday Banking	10.4	9.6
Consumer Finance	7.4	7.3
Corporate & Commercial Banking	13.6	14.0
Corporate Centre	4.9	5.3
	69.1	71.2

	Credit/ counterparty risk	Market risk	Operational risk	Total
Movements in RWAs by risk	£bn	£bn	£bn	£bn
At 1 January 2023	63.7	0.3	7.2	71.2
Asset size	(2.9)	0.1	0.6	(2.2)
Asset quality	0.2	—	—	0.2
Model updates	0.1	—	—	0.1
Methodology and policy	0.3	—	—	0.3
Other	(0.5)	—	—	(0.5)
At 31 December 2023	60.9	0.4	7.8	69.1
2023 compared to 2022
RWAs decreased with lower mortgage lending and active balance sheet management.
Regulatory leverage

	2023	2022
	£m	£m
Regulatory exposure	247,214	248,602
End-point Tier 1 capital(1)	12,533	12,863
UK leverage ratio	5.1%	5.2%
BBLS lending excluded from leverage exposure	(1,828)	(2,564)
(1)Includes deductions and AT1 adjustment permitted under the recommendation from the Financial Policy Committee on 25 July 2016.
Under the PRA rules, we adjust our total assets per the Consolidated Balance Sheet to calculate our regulatory exposure for leverage purposes. We do this as follows:

	2023	2022
	£m	£m
Total assets per the Consolidated Balance Sheet	282,083	292,243
Derivatives netting and potential future exposure	(252)	(1,305)
Securities financing current exposure add-on	778	371
Removal of IFRS netting	805	923
Removal of qualifying central bank claims	(42,351)	(49,199)
Commitments calculated in accordance with Basel Committee Leverage Framework	7,275	6,971
CET1 regulatory adjustments	(1,124)	(1,402)
	247,214	248,602
The adjustments are:
–Derivatives netting and potential future exposure: where a qualifying netting agreement is in place netting is allowed for leverage purposes. This is partially offset by including the Potential Future Exposure (PFE) we use to calculate EADs
–Securities financing current exposure add-on: we include an add-on for securities financing transactions to show current exposure for leverage purposes
–Removal of IFRS netting: where netting of assets and liabilities is allowed under IFRS, but not under the Basel rules, we remove it for leverage purposes
–Removal of qualifying central banks claims: permitted under the recommendation of the Financial Policy Committee (FPC) on 25 July 2016, but under
CRD IV rules the exposure measure does not allow the removal of qualifying central bank deposits or claims
–Commitments calculated in accordance with Basel Committee Leverage Framework: we add the gross value of off-balance sheet commitments for leverage purposes after we apply regulatory credit conversion factors
–CET1 regulatory adjustments: where we have deducted assets from CET1, they can be deducted for leverage purposes.
Distributable items
Distributable items are equivalent to distributable profits under the UK Companies Act 2006. The distributable items of Santander UK Group Holdings plc under
CRD IV at 31 December 2023 and 31 December 2022, and movements in the period, were as follows:

	2023	2022
	£m	£m
At 1 January	4,307	4,262
Dividends approved:
–AT1 Capital Securities	(133)	(143)
–Tax on above item	25	27
–Ordinary shares	(1,538)	(1,013)
Dividends receivable:
–Investment in AT1 Capital Securities	123	133
–Tax on above item	(23)	(25)
–Investment in ordinary shares of subsidiary	1,562	1,079
Other income statement items (Company)	(8)	(13)
At period end	4,315	4,307